Share-Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
Schedule of Stock Option Activity

Stock Option Activity

Activity	Number of Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2025	90,442	6.71	9.00	-
Granted	-	6.71
Exercised	-	6.71
Forfeited	(56,252)	6.71
Outstanding at June 30, 2026	34,190	6.71	8.50	$2,665,069
Exercisable at June 30, 2026	27,067	6.71		$2,109,840

Stock Option Activity

Activity	Number of Options	Weighted-Average Exercise Price post adjustment in SharonAI Holdings Inc	Weighted-Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2024	41,958	6.71	8.92	-
Granted	48,484	6.71	9.00	-
Exercised	-	6.71	-	-
Forfeited	-	6.71	-	-
Outstanding at December 31, 2025	90,442	6.71	8.96	-
Exercisable at December 31, 2025	22,727	6.71	9.50	-

Schedule of Performance-Based RSUs Activity

Restricted Stock Units (RSUs)

Activity	Performance-Based RSUs	Weighted-Average Grant Date Aggregate Fair Value
Balance as of December 31, 2025	275,564	1,837,850
Granted	1,335,978	10,607,665
Vested[1]	(525,776)	(1,219,800)
Vested in prior periods	72	167
Forfeited	(163,228)	(1,088,731)
Unvested at June 30, 2026	922,610	10,137,151

(1)	RSUs listed as vested are not exercisable but representative of the pro-rata portion of the RSU grant vested in the period

Activity	Performance-Based RSUs	Weighted-Average Grant Date Fair Value
Balance at December 31, 2024	478,806	3,193,353.00
Granted[1]	79,295	528,851.00
Vested[2]	(243,180)	(1,621,867.00)
Vested in prior periods	(39,357.00)	(262,487.00)
Forfeited	-	-
Unvested at December 31, 2025	275,564	1,837,850.00

(1)	The company is contractually obligated to issue these RSU’s at 1 January 2025, however, the RSU’s have yet to be documented and granted.
(2)	RSU’s listed as vested are not exercisable but representative of the pro-rata portion of the RSU grant vested in the period